OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments (Parentheticals) $ in Millions	Dec. 31, 2018 USD ($)
Schedule of Other Equity Instruments [Abstract]
US dollar notes, nominal	$ 1,500